License And Collaboration Agreements (Details)	1 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended					3 Months Ended		6 Months Ended				6 Months Ended			1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended						12 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Jan. 31, 2011 USD ($)	Jul. 31, 2008 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 Maximum [Member] Vernalis License Agreement [Member] USD ($)	Jun. 30, 2011 Maximum [Member] Supernus Agreement [Member] Vantas [Member] Population Council [Member]	Jun. 30, 2011 Minimum [Member] Vernalis License Agreement [Member] USD ($)	Jun. 30, 2011 Minimum [Member] Vernalis License Agreement [Member] Frova [Member] USD ($)	Jun. 30, 2011 Minimum [Member] Supernus Agreement [Member] Vantas [Member] Population Council [Member]	Jun. 30, 2011 Voltaren Gel Agreement [Member] USD ($)	Jun. 30, 2010 Voltaren Gel Agreement [Member] USD ($)	Jun. 30, 2011 Voltaren Gel Agreement [Member] USD ($)	Jun. 30, 2010 Voltaren Gel Agreement [Member] USD ($)	Jun. 30, 2011 Voltaren Gel Agreement [Member] Voltaren Gel [Member] USD ($)	Jun. 30, 2011 Hind License Agreement [Member] USD ($)	Jun. 30, 2011 Hind License Agreement [Member] Lidoderm [Member] USD ($)	Jun. 30, 2010 Hind License Agreement [Member] Lidoderm [Member] USD ($)	Dec. 31, 2010 Hind License Agreement [Member] Lidoderm [Member] USD ($)	Jul. 31, 2004 Vernalis License Agreement [Member] USD ($)	Jun. 30, 2011 Vernalis License Agreement [Member] USD ($)	Sep. 30, 2010 Vernalis License Agreement [Member] USD ($)	Dec. 31, 2006 Vernalis License Agreement [Member] USD ($)	Dec. 31, 2005 Vernalis License Agreement [Member] USD ($)	Jun. 30, 2011 Vernalis License Agreement [Member] Frova [Member] USD ($)	Mar. 31, 2011 Orion Agreement [Member] USD ($)	Jun. 30, 2011 Orion Agreement [Member]	Dec. 31, 2009 Grunenthal Agreement [Member] USD ($)	Jun. 30, 2011 Grunenthal Agreement [Member] Development And Commerce Milestone [Member] USD ($)	Jun. 30, 2011 Grunenthal Agreement [Member] Clinical, Regulatory And Approval Milestone [Member] USD ($)	Jun. 30, 2011 Grunenthal Agreement [Member] Clinical, Regulatory And Approval Milestone [Member] EUR (€)	Jun. 30, 2011 Grunenthal Agreement [Member] Completion Of Clinical Milestone [Member] USD ($)	Jun. 30, 2011 Grunenthal Agreement [Member] Regulatory And Commercial Milestone [Member] USD ($)	Jun. 30, 2011 Grunenthal Agreement [Member] Regulatory And Commercial Milestone [Member] EUR (€)	Dec. 31, 2010 Impax Agreement [Member] USD ($)	Jun. 30, 2011 Impax Agreement [Member] Clinical, Regulatory, And Commercial Milestones [Member] USD ($)	Jul. 31, 2009 Bioniche Agreement [Member] USD ($)	Jun. 30, 2011 Bioniche Agreement [Member]	Dec. 31, 2010 Bioniche Agreement [Member] USD ($)	Jun. 30, 2011 Bioniche Agreement [Member] Urocidin Indication One [Member] Clinical, Regulatory, And Commercial Milestones [Member] USD ($)	Jun. 30, 2011 Bioniche Agreement [Member] Urocidin Indication Two [Member] Clinical, Regulatory, And Commercial Milestones [Member] USD ($)	Jun. 30, 2011 Pro Strakan Agreement [Member] USD ($)	Jun. 30, 2011 Pro Strakan Agreement [Member] USD ($)	Jun. 30, 2011 Pro Strakan Agreement [Member] Fortesta [Member] Regulatory And Commercial Milestone [Member] USD ($)	Jun. 30, 2011 Aveed [Member] BayerSchering Agreement [Member] USD ($)	Jun. 30, 2011 BayerSchering Agreement [Member] USD ($)	Jun. 30, 2011 Sanofi-Aventis [Member] Clinical And Regulatory Development Milestone [Member] USD ($)	Jun. 30, 2011 Hydron Agreement [Member]	Jun. 30, 2011 EpiCept Agreement [Member] USD ($)	Jun. 30, 2011 Teva Agreement [Member] USD ($)	Jun. 30, 2011 Vantas [Member] Population Council [Member] USD ($)	Jun. 30, 2011 Population Council [Member]
Upfront cash payment												$ 85,000,000							$ 30,000,000								$ 9,400,000							$ 10,000,000		$ 20,000,000						$ 10,000,000			$ 30,000,000			$ 7,500,000
Guaranteed minimum annual royalty payments in the fourth year												30,000,000
Royalty payments										0	0	0	0											15,000,000
Conditional milestone payment					75,000,000		10,000,000							25,000,000		10,000,000				255,000,000																		4,000,000										82,500,000
Maximum number of years for royalty payments																				20
Royalties owed, maximum																																															5.00%
Sales thresholds					1,200,000,000		200,000,000	85,000,000						300,000,000
Fair value of exclusive license														129,000,000
Estimated life of license agreement, years												5								12.5
Agreement expiration date												June 30, 2013														January 2016
Percentage of net sales applied for supply price						4.00%			0.50%							10.00%																												25.00%
Minimum royalty per year in addition to royalty rate on net sales on November 20, 2011															500,000
Royalties on the net sales																42,100,000	42,000,000
Royalty payable			25,837,000	38,922,000												21,200,000		23,000,000
Conditional milestone payment capitalized																																										12,500,000
Annual payments																						15,000,000	0
Upfront fee capitalized																				30,000,000
Annual payment capitalized																					15,000,000
Milestone payment due upon approval by the FDA																																												5,000,000
Additional milestone payment																											25,200,000	68,000,000	9,100,000	6,300,000	4,900,000	85,200,000	59,200,000		30,000,000				67,000,000	29,000,000			167,500,000			11,100,000
Expiration of agreement																				one																	180								ten						twenty-five
Payment required for termination of agreement																																																		40,000,000
Rate of net sales of vantas and any polymer implant containing an LHRH analog required to be paid																																																		3.00%
Rate of profits and payments received from the licensing of vantas or any other polymer implant containing an LHRH analog required to be paid																																																		30.00%
Rate of other implants required to be paid																																																		5.00%
Contingent payment based on additional marketing authorizations																									10,000,000
Contingent payment based on achievement of sales threshold																																																	12,500,000
Investment made in a privately-held company focused on the development of an innovative treatment for certain types of cancer		20,000,000
Additional milestone payment recognized																																									7,500,000
Ownership interest			20.00%
Line of credit			25,000,000
Line of credit committed to fund by Endo			3,000,000
Line of credit funded by Endo				2,500,000
Line of credit additional payment	300,000
Investment in the privately-held company			22,700,000
Distribution from investment in the privately-held company			800,000
Additional payment subsequently funded under commitment.			$ 700,000